                       THE FRANKLIN LIFE INSURANCE COMPANY
                       FRANKLIN LIFE VARIABLE ANNUITY FUND
                                DECEMBER 31, 1999
                                  ANNUAL REPORT



                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                           Springfield, Illinois 62713

                      ANNUAL REPORT DATED DECEMBER 31, 1999

--------------------------------------------------------------------------------




The Annual Report of The Franklin Life Variable Annuity Fund is prepared and provided by The Franklin Life Insurance Company.

--------------------------------------------------------------------------------

This Annual Report is not to be construed as an offering for sale of any Franklin Life contract. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

                                                                    AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                                       ------------------------------------------------------------------
                                                             STOCK INDEX           STOCK INDEX          MONEY MARKET
                                                                FUND                  FUND                  FUND
                                                            SUBACCOUNT A          SUBACCOUNT B          SUBACCOUNT C
                                                       ------------------------------------------------------------------
ASSETS

Investments in Funds at fair value
     (cost: see below)                                 $      13,197,513     $       1,629,903     $       1,382,198
Due from (to) General Account                                          -                  (116)                 (449)
                                                       ------------------------------------------------------------------

NET ASSETS                                             $      13,197,513     $       1,629,787     $       1,381,749
                                                       ------------------------------------------------------------------
                                                       ------------------------------------------------------------------

Unit value                                             $          132.58     $          154.47     $           25.41
                                                       ------------------------------------------------------------------
                                                       ------------------------------------------------------------------

Units outstanding                                                 99,547                10,551                54,370
                                                       ------------------------------------------------------------------
                                                       ------------------------------------------------------------------

Cost of investments                                    $      12,272,938     $       1,515,557     $       1,382,198
                                                       ------------------------------------------------------------------
                                                       ------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                 AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                                        ------------------------------------------------------------
                                                           STOCK INDEX         STOCK INDEX          MONEY MARKET
                                                              FUND                 FUND                 FUND
                                                          SUBACCOUNT A         SUBACCOUNT B         SUBACCOUNT C
                                                        ------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
        Dividends and interest                        $        139,531    $         18,129     $      66,101
        Capital gains distributions                            106,072              13,105                 -
Expenses
        Mortality and expense risk charge                      164,834              23,912            17,831
        Investment management services                          18,519               2,750             1,779
                                                        ------------------------------------------------------------
Net investment income (expense)                                 62,250               4,572            46,491

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
        Net realized gain (loss)                             7,637,684           1,213,110                 -
        Net unrealized appreciation (depreciation)
            Beginning of year                                7,670,674           1,265,910                 -

            End of year                                        924,575             114,346                 -
                                                        ------------------------------------------------------------

Net change in unrealized appreciation
   (depreciation) during the year                           (6,746,099)         (1,151,564)                -
                                                        ------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                                 891,585              61,546                 -
                                                        ------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                    $        953,835    $         66,118     $      46,491
                                                        ------------------------------------------------------------
                                                        ------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999

                                                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                            ---------------------------------------------------------
                                               STOCK INDEX        STOCK INDEX        MONEY MARKET
                                                   FUND               FUND               FUND
                                               SUBACCOUNT A       SUBACCOUNT B       SUBACCOUNT C
                                            ---------------------------------------------------------
                                                      FOR THE YEAR ENDED DECEMBER 31, 1999
                                            ---------------------------------------------------------
CHANGE IN NET ASSETS

FROM OPERATIONS:
  Net investment income (expense)         $         62,250     $        4,572     $        46,491
  Net realized gain (loss) on investments        7,637,684          1,213,110                   -
  Net change in unrealized appreciation
      (depreciation) on investments             (6,746,099)        (1,151,564)                  -
                                            ---------------------------------------------------------
Net increase (decrease) in net assets
      from operations                              953,835             66,118              46,491

FROM CONTRACT RELATED TRANSACTIONS:
  Net contract purchase payments                   234,854             16,346              15,560
  Withdrawals                                   (1,590,062)          (489,383)           (226,081)
  Transfers from (to) fixed account                 57,386                  -                   -
                                            ---------------------------------------------------------
Net increase (decrease) in net assets
      from contract related transactions        (1,297,822)          (473,037)           (210,521)
                                            ---------------------------------------------------------
Net increase (decrease) in net assets             (343,987)          (406,919)           (164,030)
Net assets, beginning of year                   13,541,500          2,036,706           1,545,779
                                            ---------------------------------------------------------
Net assets, end of year                   $     13,197,513     $    1,629,787     $     1,381,749
                                            ---------------------------------------------------------
                                            ---------------------------------------------------------

                                             FRANKLIN LIFE         FRANKLIN LIFE          FRANKLIN LIFE
                                                VARIABLE              VARIABLE             MONEY MARKET
                                                ANNUITY               ANNUITY            VARIABLE ANNUITY
                                                 FUND A                FUND B                 FUND C
                                          -------------------------------------------------------------------
                                                         FOR THE YEAR ENDED DECEMBER 31, 1998
                                          -------------------------------------------------------------------
CHANGE IN NET ASSETS

FROM OPERATIONS:
  Net investment income (expense)         $        21,258         $        61            $      60,558
  Net realized gain (loss) on investments         428,455             144,577                        -
  Net change in unrealized appreciation
      (depreciation) on investments             2,372,232             397,045                        -

                                          -------------------------------------------------------------------
Net increase (decrease) in net assets
      from operations                           2,821,945             541,683                   60,558

FROM CONTRACT RELATED TRANSACTIONS:
  Net contract purchase payments                  154,605              14,091                   22,030
  Withdrawals                                  (1,729,939)           (324,246)                (457,908)
  Transfers from (to) fixed account                     -                   -                        -
                                          -------------------------------------------------------------------
Net increase (decrease) in net assets
      from contract related transactions       (1,575,334)           (310,155)                (435,878)
                                          -------------------------------------------------------------------
Net increase (decrease) in net assets           1,246,611             231,528                 (375,320)
Net assets, beginning of year                  12,294,889           1,805,178                1,921,099
                                          -------------------------------------------------------------------
Net assets, end of year                   $    13,541,500         $ 2,036,706           $    1,545,779
                                          -------------------------------------------------------------------
                                          -------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.   NATURE OF OPERATIONS AND REORGANIZATION

     Franklin Life Variable Annuity Fund (the Fund or the Ongoing Fund) is a separate account of The Franklin Life Insurance Company (Franklin) under Illinois insurance law and a unit investment trust under the Investment Company Act of 1940. The Fund supports the operations of Franklin's variable annuity contracts (the Contracts). New contracts are no longer being issued.

     Prior to April 30, 1999, Franklin maintained Franklin Life Variable Annuity Funds A and B, and Franklin Life Money Market Variable Annuity Fund C (the Former Funds) which were originally established as open-end diversified management investment companies under the Investment Company Act of 1940. On April 30, 1999, a reorganization was effected under which Franklin Life Variable Annuity Fund A was renamed Franklin Life Variable Annuity Fund, converted into a unit investment trust, and consolidated with Franklin Life Variable Annuity Fund B and Franklin Life Money Market Variable Annuity Fund C. The assets of the Former Funds were transferred to Subaccounts A, B, and C, respectively, of the Ongoing Fund.

     The Ongoing Fund consists of three subaccounts invested in units of beneficial interest (shares) of two portfolios of American General Series Portfolio Company (AGSPC), an affiliated open-end management investment company. Subaccounts A and B invest in the AGSPC Stock Index Fund portfolio and Subaccount C invests in the AGSPC Money Market Fund portfolio.

     The Statement of Operations and the Statement of Changes in Net Assets for the year ended December 31, 1999 for the new Subaccounts A, B, and C reflect the consolidated activity of the Former Funds through April 30, 1999, and Subaccounts A, B and C of the Ongoing Fund from
     May 1, 1999 to December 31, 1999.

     Franklin Financial Services Corporation, a wholly owned subsidiary of Franklin, acts as principal underwriter for the Contracts, as defined in the Investment Company Act of 1940. The assets of the Fund are the property of Franklin; however, the portion of the Fund's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Franklin may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Investments: Investments are carried at fair value based on the net asset values of the respective AGSPC portfolios. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of investments are determined based on the specific identification method.

     Taxation: Operations of the Fund form a part of, and are taxed with those of, Franklin, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Fund.

     Reserves: Annuity reserves on Contracts, all involving life contingencies, are calculated using the Progressive Annuity Table with an assumed investment rate of 3-1/2%. At December 31, 1999, net assets includes $18,918 for annuity reserves.

3.   CONTRACT CHARGES

     In conjunction with the reorganization, Franklin waived all sales loads, surrender or deferred sales charges and administrative fees specified in each Contract beginning October 1998. AGSPC deducts a charge for investment management and other expenses for the Stock Index Fund portfolio and the Money Market Fund portfolio of 0.35% and 0.50%, respectively. In addition, Franklin deducts a charge from the assets of the Fund to cover mortality and expense risks related to the operations of the Fund at an effective annual rate of 1.00% for Subaccounts A and B and 0.94% for Subaccount C. Total annual Fund expenses are capped at 1.44%. Total charges paid by the Fund to Franklin were $206,577 and $172,060 for the years ended December 31, 1999 and 1998, respectively.

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

                                               AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                        --------------------------------------------------------
                                           STOCK INDEX        STOCK INDEX       MONEY MARKET
                                               FUND              FUND               FUND
                                           SUBACCOUNT A      SUBACCOUNT B       SUBACCOUNT C
                                        --------------------------------------------------------
                                                   FOR THE YEAR ENDED DECEMBER 31, 1999
                                        --------------------------------------------------------
Unit value, beginning of year                $123.03             $147.18           $24.59
                                        --------------------------------------------------------
                                        --------------------------------------------------------

Unit value, end of year                      $132.58             $154.47           $25.41
                                        --------------------------------------------------------
                                        --------------------------------------------------------

Number of units outstanding,
   beginning of year                         109,896              13,839           62,851

Net contract purchase payments                 1,967                 110              601

Withdrawals                                  (12,508)             (3,398)          (9,082)

Transfers from (to) fixed account                192                   -                -
                                        --------------------------------------------------------

Number of units outstanding,
   end of year                                99,547              10,551           54,370
                                        --------------------------------------------------------
                                        --------------------------------------------------------

                                           FRANKLIN LIFE         FRANKLIN LIFE          FRANKLIN LIFE
                                              VARIABLE              VARIABLE             MONEY MARKET
                                              ANNUITY               ANNUITY            VARIABLE ANNUITY
                                               FUND A                FUND B                 FUND C
                                        ----------------------------------------------------------------
                                                       FOR THE YEAR ENDED DECEMBER 31, 1998
                                        ----------------------------------------------------------------
Unit value, beginning of year                 $98.43                $110.59                  $23.73
                                        ----------------------------------------------------------------
                                        ----------------------------------------------------------------

Unit value, end of year                      $123.03                $147.18                  $24.59
                                        ----------------------------------------------------------------
                                        ----------------------------------------------------------------

Number of units outstanding,
   beginning of year                         124,714                 16,323                  80,944

Net contract purchase payments                 1,559                    115                     930

Withdrawals                                  (16,377)                (2,599)                (19,023)

Transfers from (to) fixed account                  -                      -                       -
                                        ----------------------------------------------------------------

Number of units outstanding,
   end of year                               109,896                 13,839                  62,851
                                        ----------------------------------------------------------------
                                        ----------------------------------------------------------------

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


5.   REMUNERATION OF MANAGEMENT

     The Fund incurs no liability for payment to directors, members of advisory boards, officers or any other person who might provide a service for the Fund, except as described in Note 3.

6.   YEAR 2000 (unaudited)

     INTERNAL SYSTEMS. Franklin's ultimate parent, American General Corporation ("AGC"), has numerous technology and non-technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts have been performed by its key business units with centralized oversight. Each business unit, including Franklin, executed a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans varied, the plans included the following activities: (1) perform an inventory of Franklin's information technology and non-information technology systems; (2) assess which items in the inventory may expose Franklin to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century; and
     (5) return the systems to operations. As of December 31, 1999, these activities had been completed, making Franklin's critical systems Year 2000 ready.

     Franklin continued to test its systems throughout 1999 to maintain Year 2000 readiness. In addition, Franklin implemented plans for the century transition. These plans included a freeze on system modifications from November 1999 through January 2000, the creation of rapid response teams to address problems and limiting vacations for certain business and technical personnel. In addition, AGC established Y2K command centers in Houston and each of its locations across the country. Each command center monitored all major business processing activities during the century transition and reported progress to the Houston command center which coordinated the AGC's nationwide Year 2000 effort. The command centers continued to operate 24 hours a day until January 7, 2000.

     On January 1, 2000, AGC announced that its Year 2000 command centers reported that all major technology systems, programs, and applications were operating smoothly following the transition into the 21st century. As of February 11, 2000, Franklin has experienced no interruptions to normal business operations, including the processing of customer account data and transactions. Franklin will continue to monitor its technology systems and maintain quality customer service throughout the transition period.

     THIRD PARTY RELATIONSHIPS. Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) Franklin and include organizations with which Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that Franklin exercises less, or no, control over such parties' Year 2000 readiness.

     Franklin developed plans to assess and mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. These plans included the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces, and, where feasible, Franklin has taken reasonable precautions to protect against the receipt of non-Year 2000 ready data. Where necessary, critical third party dependencies have been included in Franklin's contingency plans.

     CONTINGENCY PLANS. Franklin's contingency planning process was designed to reduce the risk of Year 2000-related business failures related to both internal systems and third party relationships. The contingency plans included the following activities: (1) evaluate the consequences of failure of critical business processes with significant exposure to Year 2000 risk;
     (2) determine the probability of a Year 2000-related failure for those critical processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for critical processes that rank high in consequence and probability of failure; and (4) complete the applicable contingency plans. The contingency plans were tested and updated throughout 1999.

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


     RISKS AND UNCERTAINTIES. Based on the Year 2000 readiness of internal systems, century transition plans, plans to deal with third party relationships, contingency plans and the reports from the AGC command centers described above, Franklin believes that Franklin will experience at most isolated and minor disruptions of business processes due to the Year 2000 transition. Such disruptions are not expected to have a material effect on Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and Franklin is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to Franklin's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, failure of contingency plans to reduce Year 2000-related business failures, or other unforeseen circumstances in completing Franklin's plans, the Year 2000 issues could have a material adverse impact on Franklin's operations following the turn of the century.

     COSTS. Through December 31, 1999, Franklin has incurred, and expects to continue to incur, costs relative to achieving and maintaining Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on Franklin's results of operations or financial condition. In addition, Franklin has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with Franklin's normal accounting policies. None of the costs associated with Year 2000 readiness are passed to subaccounts of the Fund.

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors Franklin Life Insurance Company
Contractowners of Franklin Life Variable Annuity Fund


We have audited the accompanying statement of net assets of the Franklin Life Variable Annuity Fund (comprising, respectively, the American General Series Portfolio Company (AGSPC) Stock Index Fund Subaccount A, AGSPC Stock Index Fund Subaccount B, and AGSPC Money Market Fund Subaccount C, formerly known as Franklin Life Variable Annuity Fund A, Franklin Life Variable Annuity Fund B, and Franklin Life Money Market Variable Annuity Fund C, respectively), as of December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Subaccounts constituting Franklin Life Variable Annuity Fund at
December 31, 1999, and the results of its operations for the year then ended, and the changes in net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.



                                                /s/ Ernst & Young LLP


Chicago, Illinois
February 11, 2000